THE HARTFORD BALANCED INCOME FUND (Prospectus Summary): | THE HARTFORD BALANCED INCOME FUND
THE HARTFORD BALANCED INCOME FUND

SUPPLEMENT

DATED FEBRUARY 3, 2012 TO

THE HARTFORD BALANCED INCOME FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 1, 2012, the Board approved changes to the fee structure of The Hartford Balanced Income Fund (the “Fund”).  Specifically, contractual management fees will be reduced at all asset levels, an additional breakpoint will be added to the contractual management fee schedule for the Fund, lower contractual expense limitations will apply to each class of the Fund’s shares, and temporary contractual expense limitations will lower the expense limitations on Classes A, B, C, I, R3 and R4 by an additional 0.10% and on Classes R5 and Y by an additional 0.05% until February 28, 2013.  Accordingly, effective March 1, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              Under the heading “YOUR EXPENSES” in the Summary Prospectus and the heading “SUMMARY SECTION — YOUR EXPENSES” in the Prospectus, the Shareholder Fees and Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees THE HARTFORD BALANCED INCOME FUND (USD $)	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1],[2]	5.00%	1.00%	none	none	none	none	none
Exchange fees	none		none	none	none	none	none	none	none
[1]	under $1 million invested
[2]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses THE HARTFORD BALANCED INCOME FUND		Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
Management fees	[1]	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%		0.50%	0.25%
Other expenses		0.20%	0.33%	0.18%	0.22%	0.28%	0.25%	0.19%	0.09%
Total annual fund operating expenses		1.12%	2.00%	1.85%	0.89%	1.45%	1.17%	0.86%	0.76%
Fee waiver and/or expense reimbursement	[1][2]	(0.23%)	(0.36%)	(0.21%)	(0.25%)	(0.31%)	(0.33%)	(0.22%)	(0.17%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2]	0.89%	1.64%	1.64%	0.64%	1.14%	0.84%	0.64%	0.59%
[1]	Expense information in the table has been restated to reflect current fees.
[2]	Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:0.89% (Class A), 1.64% (Class B), 1.64% (Class C), 0.64% (Class I), 1.14% (Class R3), 0.84% (Class R4), 0.64% (Class R5) and 0.59% (Class Y).This contractual arrangement will remain in effect until February 28, 2013.In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.This contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                   Your investment has a 5% return each year

•                   The Fund’s operating expenses remain the same

•                   You reinvest all dividends and distributions

•                   You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example THE HARTFORD BALANCED INCOME FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	636	865	1,112	1,819
Class B	667	893	1,245	2,070
Class C	267	561	981	2,152
Class I	65	259	469	1,073
Class R3	116	428	763	1,709
Class R4	86	339	612	1,391
Class R5	65	252	455	1,040
Class Y	60	226	406	926

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption THE HARTFORD BALANCED INCOME FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	636	865	1,112	1,819
Class B	167	593	1,045	2,070
Class C	167	561	981	2,152
Class I	65	259	469	1,073
Class R3	116	428	763	1,709
Class R4	86	339	612	1,391
Class R5	65	252	455	1,040
Class Y	60	226	406	926